Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net income (loss)	$ (16,328)	$ (262,329)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Bad Debt Expense	0	252,823
Changes in operating assets and liabilities
Accounts payable and accrued expenses	(21,870)	9,506
Due to related party	38,198	0
Net cash provided by (used in) operating activities	0	0
Net Change in Cash	0	0
Cash at Begining of Period	0	0
Cash at End of Period	0	0
Non-cash investing activities
Issuance of common shares for subscription receivable	$ 0	$ 2,625